Shareholders' Equity - Schedule of Shares of Common Stock Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares of common stock outstanding
Beginning balance (in shares)	200,244,239	172,792,526	173,992,168
Shares issued under restricted stock award plans (in shares)	1,080,532	1,118,970	679,242
Shares issued upon exercise of stock options (in shares)	960,395	744,374	304,619
Shares issued upon acquisition of IGT (in shares)	0	45,322,614	0
GTECH rescission shares (in shares)	0	(19,734,245)	0
Treasury stock purchases (in shares)	0	0	(2,183,503)
Ending balance (in shares)	202,285,166	200,244,239	172,792,526